CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 106,015	$ 120,652	$ 136,837
Restricted cash, current	1,185	267,500	315,912
Short-term investments	108,805	63,461	72,878
Accounts receivable, net of credit losses	31,447	51,362	63,339
Prepayments and other current assets	109,047	112,091	39,678
Loans receivable, net of credit losses	46,662	96,750	71,668
Amounts due from related parties	4,270	1,533	429
Total current assets	407,431	713,349	700,741
Non-current assets:
Property and equipment, net	635,453	703,252	717,360
Deferred tax assets	4,944	3,919	3,728
Restricted cash, non-current portion	3,159	9,713	7,773
Long-term investments	97,857	219,936	324,323
Right-of-use assets	31,094	35,289	35,690
Other non-current assets	28,985	29,831	9,158
Total non-current assets	801,492	1,001,940	1,098,032
Total assets	1,208,923	1,715,289	1,798,773
Current liabilities:
Short-term loans and current portion of long-term loans	42,978	340,696	334,086
Long-term bond payable within one year	103,380
Deferred revenue	49,763	52,643	54,122
Accrued expenses and other liabilities	66,858	73,815	74,399
Income tax payable	898	1,588	3,263
Amounts due to related parties	90,526	92,050	15,307
Total current liabilities	354,403	560,792	481,177
Non-current liabilities:
Long-term loans, less current portion	59,823	102,948	115,980
Long-term bond payable		112,929	110,347
Convertible senior notes			168,266
Deferred tax liabilities	62,591	66,924	79,002
Other non-current liabilities	140,302	154,875	144,093
Total non-current liabilities	262,716	437,676	617,688
Total liabilities	617,119	998,468	1,098,865
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	545,173	544,425	542,122
Accumulated other comprehensive income (loss)	(9,031)	41,176	6,331
Retained earnings	154,577	230,139	255,575
Less: Treasury shares (6,060,157, 5,755,247 and 5,755,007 shares as of December 31, 2020, 2021 and 2022, respectively.)	(111,283)	(111,287)	(117,183)
Total Fang Holdings Limited shareholders' equity	591,804	716,821	699,213
Noncontrolling interests			695
Total shareholders' equity	591,804	716,821	699,908
Total liabilities and shareholders' equity	1,208,923	1,715,289	1,798,773
Common Class A
Shareholders' equity:
Ordinary shares	9,244	9,244	9,244
Common Class B
Shareholders' equity:
Ordinary shares	$ 3,124	$ 3,124	$ 3,124